Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans and borrowing
As of December 31, 2024, 2023 and 2022, the terms and conditions of outstanding obligations are the following:

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Entity
Banco Davivienda	Bank loan			COP
		2025	45.930%		5	5	5	5	—	—
	Government guaranteed loan	2025	IBR + 1.500%		1,442	1,357	5,170	4,507	8,503	6,944
		2029	IBR + 1.500%		701	667	1,959	1,734	2,549	2,201
		2025	IBR + 5.550%		11,842	8,721	17,167	11,108	15,929	9,601
			IBR + 3.500%		1,516	1,435	4,079	3,546	5,478	4,497
		2027	IBR + 3.750%		13,299	11,633	24,286	19,086	26,510	19,789
		2028	IBR + 6.800%		11,791	8,958	18,498	12,568	—	—
		2025	IBR + 5.200%		2,272	2,194	—	—	—	—
			IBR + 4.700%		1,120	1,072	—	—	—	—
	Bank loan		IBR + 4.500%		2,920	2,735	—	—	—	—
			IBR + 3.500%		2,392	2,142	—	—	—	—
			IBR + 4.600%		836	787	—	—	—	—
					2,764	2,574	—	—	—	—
		2026	IBR + 3.500%		1,511	1,402	—	—	—	—
					1,302	1,196	—	—	—	—
Banco de Bogotá	Bank loan	2025	IBR + 7.000%	COP	2,350	2,024	1,300	1,228	—	—
		2026	IBR + 5.500%		6,710	5,935	13,884	11,181	—	—
		2025	46.230%		20	20	2	2	15	15
					8	8	3	3	4	4
			IBR + 2.200%		—	—	—	—	11,289	11,032
			IBR + 1.680%		544	530	—	—	—	—
			IBR + 4.000%		—	—	183	175	1,345	1,289
Banco de Occidente	Bank loan	2024	38.520%		—	—	3	3	4	4
		2025	IBR + 1,620%		285	280	—	—	—	—
			IBR + 2.330%		220	216	—	—	—	—
			IBR + 2,970%		2,362	2,086	—	—	—	—
		2024	IBR + 3,730%		—	—	3,921	3,350	—	—
		2028	IBR + 4.990%		2,141	1,631	3,317	2,328	—	—

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Bancolombia		2025	46.210%	COP	24	24	6	6	26	26
					—	—	3	3	3	3
					2	2	10	10	3	3
					5	5	2	2	3	3
			2.910%		—	—	—	—	265	263
			IBR + 4.210%		—	—	—	—	2,257	2,029
			IBR + 4.620%		—	—	—	—	2,450	2,189
			IBR+ 5.520%		—	—	—	—	2,746	2,437
		2026	DT F+ 3.010%		—	—	—	—	2,311	2,094
	Bank loan	2033	IBR + 3.2 0%		2,847	2,727	—	—	—	—
			IBR + 6.400%		8,819	4,753	11,599	5,936	—	—
		2026	IBR + 2.920%		4,599	4,277	—	—	—	—
		2025	IBR + 2.900%		4,391	4,304	—	—	—	—
			IBR + 3,300%		5,149	4,720	—	—	—	—
			IBR + 2.024%		2,807	2,732	—	—	—	—
		2024	IBR + 6.430%		—	—	9,057	7,952	—	—
		2025	39.640%		3	3	1	1	—	—
			IBR + 6.672%		—	—	6,017	5,272	—	—
		2025	IBR + 7.040%		—	—	6,130	4,854	—	—
		2024	IBR + 6.600%		—	—	1,576	1,483	—	—
		2026	DTF+3.010%		1,264	1,086	2,353	1,883	—	—
		2025	33.08%		2	2	—	—	—	—
	Other financing	2033	DTF+3.950%		75,582	36,437	93,317	42,390	47,569	33,616
Banco Citibank Colombia	Bank loan	2023	12.310%	COP	—	—	—	—	11,323	10,686
			15.080%		—	—	—	—	10,693	9,953
		2025	15.320%		32,823	30,812	12,841	11,964	—	—
			15.370%		10,641	10,641	35,979	34,119	—	—
			14.630%		11,352	10,630	12,521	11,793	—	—
					12,380	11,626	—	—	—	—
			12.600%		18,521	17,457	13,963	13,049	—	—
Itaú Corpbanca Colombia S.A.	Bank loan	2025	45.240%	COP	9	9	75	75	55	55
		2024	8.640%		—	—	4,197	3,862	3,434	3,158
			IBR + 3.650%		—	—	—	—	17,111	16,008
		2035	IBR + 3,490%		56,151	44,747	66,588	51,449	57,098	42,224
Boston Scientific Colombia lt		2028	10.780%		1,574	1,279	2,139	1,646	2,045	1,425
JP Morgan Bank		2023	SOFR + 4.000%	US$	—	—	—	—	214,827	212,263
Banco de Crédito del Perú	Bank loan	2024	9.700%	S/	—	—	13,106	12,648	—	—
			6.930%	US$	—	—	15,367	15,301	—	—
		2023	8.480%	US$	—	—	—	—	14,932	14,565
		2025	7.850%	US$	15,368	15,124	—	—	—	—
			7.200%	S/	16,274	16,025	—	—	—	—
	Government guaranteed loan	2023	0.890%	S/	—	—	—	—	45	38
			1.990%		—	—	—	—	61	53

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Scotiabank Perú S.A.A.	Bank loan	2024	8.500%	S /	—	—	61,700	60,307	—	—
			8.700%		—	—	41,126	40,126	—	—
		2023	4.200%	US $	—	—	—	—	105,541	102,232
	Other financing	2027	6.300%	S /	60,472	52,804	73,234	61,694	85,995	70,054
	Bank loan	2025	5.900%		20,374	20,137	—	—	—	—
			6.000%		20,392	20,270	—	—	—	—
			6.230%		40,814	40,711	—	—	—	—
			5.950%		20,389	20,203	—	—	—	—
Banco BBVA Continental	Bank loan	2024	7.500%		—	—	—	—	19,293	19,285
		2025	6.500%		20,620	20,246	—	—	—	—
			8.200%		9,570	9,524	—	—	—	—
			6.530%		9,289	9,065	—	—	—	—
			6.950%	US $	—	—	9,605	9,578	—	—
Banco ITAU		2024	4.850%	US $	—	—	—	—	72,141	71,196
Banco Interamericano de Finanzas			6.000%		—	—	—	—	15,586	15,558
			8.450%	S /	—	—	9,376	9,201	—	—
			7.610%	US $	—	—	7,520	7,464	—	—
			8.150%	S /	—	—	5,204	5,094	—	—
			8.300%		—	—	8,530	8,373	—	—
			7.200%		—	—	—	—	15,647	15,356
		2025	6.650%	S /	8,262	8,212	—	—	—	—
			6.200%		10,718	10,566	—	—	—	—
Banco Internacional del Perú S.A.A.		2024	7.750%	US $	—	—	7,714	7,656	—	—
			7.380%		—	—	7,700	7,670	—	—
			6.000%		—	—	—	—	15,598	15,366
			6.830%	S /	8,269	8,252	—	—	—	—
	Bank loan	2025	5.950%		8,196	8,081	—	—	—	—
Banco Pichincha		2024	7.350%		—	—	29,851	29,650	20,470	20,381
		2025	6.100%		14,209	14,174	—	—	—	—
			5.900%		16,222	16,054	—	—	—	—
Banco Citibank		2024	6.400%	US $	—	—	—	—	32,326	31,913
			5.790%		—	—	—	—	18,471	18,382
			10.060%	S /	—	—	31,383	30,285	—	—
			9.650%		—	—	—	—	9,120	8,950
		2025	8.800%		20,776	20,517	—	—	—	—
			8.380%	US $	39,121	37,818	—	—	—	—

					Outstanding balances
					2024		2023		2022
In thousands of soles	Type of obligation	Maturity	Interest rate	Currency	Face value	Carrying amount	Face value	Carrying amount	Face value	Carrying amount
Banco GNB	Bank loan	2025	5.900%	S /	9,683	9,559
Banco Santander México, HSBC Mexico, Multiva and Genaro Levinson Marcovich	Loan	2023	TIIE + 6.50%	MXN	—	—	—	—	1,605,436	1,392,127
BBVA Bancomer	Bank loan		TIIE + 0.900%		—	—	—	—	14,768	13,754
Secured bonds issues	Senior notes	2025	6.500%	US $	—	—	237,560	210,837	1,369,470	1,145,626
		2029	10.000%		1,757,784	1,187,816	1,503,087	942,766	—	—
Banco Santander México, HSBC and Citibank	Bank loan	2028	SOFR + 4.875%	US $	608,680	462,665	642,769	454,486	—	—
			TIIE + 4.500%	MXN	1,816,554	1,221,939	1,839,540	1,125,742	—	—
			SOFR + 4.875%	US $	143,341	109,120	640,706	454,131	—	—
HSBC México	Bank loan	2025	12.430%	MXN	33,873	33,011	—	—	—	—

Total					5,048,548	3,619,774	5,557,229	3,761,582	3,860,745	3,348,647

Current						654,233	—	385,300	—	2,040,980

Non-current						2,965,541	—	3,376,282	—	1,307,667

Disclosure of reconciliation of liabilities arising from financing activities
(b)	Reconciliation of movement in liabilities to cash flows arising from financing activities:

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Accounts payable related with exchange	Share capital/ premium	Retained earnings (losses)	Translation reserve	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2024	3,761,582	619	158,045	157,896	21,735	8,820	(366,899)	140,066	1,626,411	311,281	5,819,556
Changes in cash flows from financing
Proceeds from issuance of common stock in initial public offering, net of issuance costs	—	—	—	—	—	1,267,794	—	—	—	—	1,267,794
Payments of initial public offering costs	—	—	—	—	—	(15,908)	—	—	—	—	(15,908)
Proceeds from loans and borrowings	1,239,486	—	—	—	—	—	—	—	—	—	1,239,486
Payment for borrowings from financial obligations	(1,125,622)	—	—	—	—	—	—	—	—	—	(1,125,622)
Payment for costs of Extinguishment of debt	—	—	—	—	(16,607)	—	—	—	—	—	(16,607)
Payment of lease liabilities	—	—	(45,593)	—	—	—	—	—	—	—	(45,593)
Trust funds	—	—	—	—	—	—	—	—	—	—	—
Interest paid	(450,982)	—	—	—	—	—	—	—	—	—	(450,982)
Penalty paid for debt prepayment	—	—	—	—	—	—	—	—	—	—	—
Acquisition of non-controlling interest	—	—	—	—	—	—	—	18,909	(1,076,628)	(159,910)	(1,217,629)
Dividends paid	—	—	—	—	—	—	—	—	—	—	—
Payment for derivatives premiums	—	—	—	(50,705)	—	—	—	—	—	—	(50,705)

Total changes from financing cash flows	(337,118)	—	(45,593)	(50,705)	(16,607)	1,251,886	—	18,909	(1,076,628)	(159,910)	(415,766)

Effect of changes in foreign exchange rates	(268,512)	(48)	(4,256)	(4,201)	—	—	—	(391,745)	—	—	(668,762)

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(34,733)	93,366	—	125,106	(5,647)	178,092

Other changes
Assets acquired through new leases	—	—	26,837	—	—	—	—	—	—	—	26,837
Acquisition of derivative with premiums financing	—	—	—	60,957	—	—	—	—	—	—	60,957
Lease contracts cancelled	—	—	—	—	—	—	—	—	—	—	—
Debt exchange	5,595	—	—	—	—	—	—	—	—	—	5,595
Interest expense	459,157	(256)	12,855	7,451	—	—	—	—	—	—	479,207
Transaction costs related to loans and borrowings	(930)	—	—	—	—	—	—	—	—	—	(930)
Unwind of derivative financial instruments net of premiums payable	—	—	—	(85,549)	—	—	—	—	—	—	(85,549)

Balance as of December 31, 2024	3,619,774	315	147,888	85,849	5,128	1,225,973	(273,533)	(232,770)	674,889	145,724	5,399,237

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Trust funds	Share capital/ premium	Retained earnings (losses)	Merge reserve	Non-controlling interest	Total
Balance as of January 1, 2023	3,348,647	880	162,922	75,375	(96,674)	622,592	(90,982)	699,333	493,082	5,215,175
Changes in cash flows from financing
Proceeds from loans and borrowings	4,871,380	—	—	—	—	—	—	—	—	4,871,380
Payment for borrowings from financial obligations	(4,520,827)	—	—	—	—	—	—	—	—	(4,520,827)
Payment of lease liabilities	—	—	(42,530)	—	—	—	—	—	—	(42,530)
Trust funds	—	—	—	—	94,539	—	—	—	—	94,539
Interest paid	(566,774)	—	—	—	—	—	—	—	—	(566,774)
Penalty paid for debt prepayment	(53,285)	—	—	—	—	—	—	—	—	(53,285)
Contributions from non-controlling shareholder	—	—	—	—	—	—	—	(1,016)	1,032	16
Dividends paid	—	—	—	—	—	—	—	—	(6,841)	(6,841)
Payment for derivatives premiums	—	—	—	(51,141)	—	—	—	—	—	(51,141)

Total changes from financing cash flows	(269,506)	—	(42,530)	(51,141)	94,539	—	—	(1,016)	(5,809)	(275,463)

Effect of changes in foreign exchange rates	81,760	(7)	6,129	5,237	3,172	—	—	—	—	96,291

Changes arising from obtaining control of new subsidiaries	—	—	—	—	—	—	—	—	—	—

Changes in fair value	—	—	—	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(613,772)	(275,917)	928,094	(175,992)	(137,587)

Other changes
Assets acquired through new leases	—	—	18,233	—	—	—	—	—	—	18,233
Acquisition of derivative with premiums financing	—	—	—	124,349	—	—	—	—	—	124,349
Lease contracts cancelled	—	—	(174)	—	—	—	—	—	—	(174)
Debt exchange	40,581	—	—	—	—	—	—	—	—	40,581
Interest expense	507,198	(254)	13,465	4,076	(1,037)	—	—	—	—	523,448
Transaction costs related to loans and borrowings	(383)	—	—	—	—	—	—	—	—	(383)
Financial debt prepayment penalty	53,285	—	—	—	—	—	—	—	—	53,285

Balance as of December 31, 2023	3,761,582	619	158,045	157,896	—	8,820	(366,899)	1,626,411	311,281	5,657,755

In thousands of soles	Financial loan	Deferred income	Lease liabilities	Derivatives premiums payable	Share capital/ premium	Retained earnings (losses)	Merge reserve	Non- controlling interest	Total
Balance as of January 1, 2022	1,352,444	692	140,583	50,366	622,592	(45,490)	(79,764)	50,094	2,091,517
Changes in cash flows from financing
Proceeds from contributions from non-controlling shareholder	—	—	—	—	—	—	960,679	391,931	1,352,610
Proceeds from loans and borrowings	2,287,819	—	—	—	—	—	—	—	2,287,819
Payment for borrowings from financial obligations	(340,113)	—	—	—	—	—	—	—	(340,113)
Payment of lease liabilities	—	—	(34,758)	—	—	—	—	—	(34,758)
Interest paid	(108,303)	—	—	—	—	—	—	—	(108,303)
Penalty paid for debt prepayment	—	—	(9)	—	—	—	—	—	(9)
Payment for derivatives premiums	—	—	—	(26,461)	—	—	—	—	(26,461)

Total changes from financing cash flows	1,839,403	—	(34,767)	(26,461)	—	—	960,679	391,931	3,130,785

Effect of changes in foreign exchange rates	(99,192)	(128)	(11,664)	—	—	—	—	—	(110,984)

Changes arising from obtaining control of new subsidiaries	62,270	—	21,551	—	—	—	(161,915)	73,901	(4,193)

Changes in fair value	(620)	620	—	—	—	—	—	—	—
Total equity-related other changes	—	—	—	—	—	(95,872)	(9,216)	(33,586)	(138,674)

Other changes
Assets acquired through new leases	—	—	36,617	—	—	—	—	—	36,617
Acquisition of derivative with premiums financing	—	—	—	49,476	—	—	—	—	49,476
Lease contracts cancelled	—	—	(1,231)	—	—	—	—	—	(1,231)
Interest expense	194,363	(304)	11,824	1,994	—	—	—	—	207,877
Transaction costs related to loans and borrowings	(21)	—	—	—	—	—	—	—	(21)
Financial debt prepayment penalty	—	—	9	—	—	—	—	—	9

Balance as of December 31, 2022	3,348,647	880	162,922	75,375	622,592	(141,362)	709,784	482,340	5,261,178